Employee and Director Benefit Programs (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee and Director Benefit Programs
Service cost	$ 368	$ 521
Interest cost	71	101
Net periodic cost	$ 439	$ 622
Weighted average discount rate assumption used to determine benefit obligation	5.50%	5.50%